SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of operations includes a presentation of income (loss) (Details) - USD ($)	3 Months Ended		6 Months Ended	8 Months Ended	11 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Net income available to Class A common stockholders:
Income on trust account					$ 79,000
Net income attributable to Class A common stockholders		$ 1,361,000		$ 969,000
Class A Common Stock
Net income available to Class A common stockholders:
Income on trust account					79,000
Less: Income and franchise taxes to the extent of income	$ 9,000		$ 29,000		(79,000)
Class B Common Stock
Net income available to Class B common stockholders:
Net loss					(11,912,000)
Net (loss) attributable to Class B common stockholders					$ (11,912,000)